PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Related Party transactions (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Amount due from related parties current
Amount due from related parties current	$ 43,331	¥ 301,665	¥ 125,446
Amount due to related parties
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	23,979	166,935	52,328
Parent Company
Amount due from subsidiaries current
Amount due from subsidiaries current	880,318	6,128,595	5,062,149
Amounts due to subsidiaries
Amount due to subsidiaries current	3,228	22,471	21,242
Parent Company | 21Vianet Hong Kong Entities
Amount due from subsidiaries current
Amount due from subsidiaries current	841,083	5,855,452	4,938,618
Parent Company | Hong Kong Fastweb Holdings Co., Limited ("Fastweb HK")
Amount due from subsidiaries current
Amount due from subsidiaries current	9,637	67,088	65,976
Parent Company | 21Vianet Mobile Limited ("21V Mobile")
Amount due from subsidiaries current
Amount due from subsidiaries current	8,334	58,018	52,579
Parent Company | WiFire Open Network Group Ltd
Amount due from subsidiaries current
Amount due from subsidiaries current	21,162	147,326	4,277
Parent Company | WiFire Group Inc. ("WiFire Group")
Amount due from subsidiaries current
Amount due from subsidiaries current	100	698	686
Parent Company | Other Subsidiaries
Amount due from subsidiaries current
Amount due from subsidiaries current	2	13	13
Amounts due to subsidiaries
Amount due to subsidiaries current	434	3,022	2,891
Parent Company | Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited
Amounts due to subsidiaries
Amount due to subsidiaries current	$ 2,794	¥ 19,449	¥ 18,351